Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Short-Term Debt

Short-term debt as at December 31 was comprised of:

	Rate of Interest (%)	Total Facility Limit as at December 31, 2020	2020	2019
Credit facilities
Unsecured revolving term credit facility [1]	Nil	4,500	-	-
Uncommitted revolving demand facility	Nil	500	-	-
Other credit facilities [2]	0.8 – 36.0	740	159	326
Commercial paper	Nil		-	650
			159	976
1 Matures April 10, 2023, subject to extension at the request of Nutrien provided that the resulting maturity date shall not exceed five years from the date of request.

2  Credit facilities are unsecured and consist of South American facilities with debt of $109 (2019 – $149) and interest rates ranging from 1.7 percent to 36.0 percent, Australian facilities with debt of $19 (2019 – $157) and an interest rate of 0.8 percent, and other facilities with debt of $31 (2019 – $20) and an interest rate of 1.0 percent.